Consolidated Statements of Changes in Shareholders' Equity (Parentheticals)	Jun. 30, 2023	Jun. 30, 2022
Fuzhou Fumao
Ownership percentage	20.00%	47.00%
Youyou
Ownership percentage		60.00%
Lianbao
Ownership percentage		40.00%
Zhongrun
Ownership percentage	75.00%
Chuangying
Ownership percentage	100.00%